OIL AND GAS PROPERTIES & OIL AND GAS PROPERTIES ACQUISITIONS AND DIVESTITURES (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Undeveloped unevaluated acreage
Beginning Balance		$ 2,886,000	$ 18,664,000
Lease purchases	$ 300,000	0	305,000
Assets Conveyed		0	(6,194,000)
Transfer and other reclassification to evaluated properties		(2,886,000)	(9,889,000)
Total undeveloped acreage		0	2,886,000
Wells in progress:
Beginning Balance		6,042,000	1,146,000
Additions		0	5,412,000
Disposition of wells in progress for elimination of accrued expenses for drilling		(5,198,000)	0
Reclassification to evaluated properties		(844,000)	(516,000)
Total wells in progress and not subject to DD&A		$ 0	$ 6,042,000